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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21448


                    Pioneer Municipal and Equity Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

            Pioneer Municipal and Equity Income Trust
            SCHEDULE OF INVESTMENTS 2/29/08 (unaudited)


 Principal
 Amount($)                                                          Value
           TAX EXEMPT OBLIGATIONS  - 78.9%  of Net Assets
           Alabama - 1.4%
5,000,000 Huntsville-Redstone Village Special Care Facilities Fina $4,025,550 1,500,000 Sylacauga Health Care Authority Revenue, 6.0%, 8/1/35 1,318,095
                                                                     5,343,645
           Arizona - 1.1%
1,000,000  Maricopa County Hospital Revenue, 5.0%, 4/1/35              838,840
470,000  + Pima County Industrial Development Authority, 6.375%, 7/    533,544
530,000    Pima County Industrial Development Authority, 6.375%, 7/    507,645
989,000 Pima County Industrial Development Authority, 6.75%, 7/1 990,048 1,000,000+ Pima County Industrial Development Authority, 7.5%, 7/1/ 1,174,520
                                                                     4,044,597
           California - 5.0%
1,000,000 California Health Facilities Authority Revenue, 5.25%, 7 974,240 9,000,000 Golden State Tobacco Securitization Corp., 5.125%, 6/1/4 7,218,090 4,000,000+ Golden State Tobacco Securitization Corp., 6.75%, 6/1/39 4,547,880 9,655,000(a)Golden State Tobacco Securitization Corp., RIB, 8.463%, 5,892,157
                                                                    18,632,367
           Colorado - 0.7%
3,000,000  Colorado Educational & Cultural Facilities Authority Rev  2,503,920

           Connecticut - 1.0%
1,500,000  Mohegan Tribe Indians Gaming Authority, 5.25%, 1/1/33 (1  1,216,770
2,470,000  Mohegan Tribe Indians Gaming Authority, 6.25%, 1/1/31 (1  2,309,524
                                                                     3,526,294
           District of Columbia - 1.1%
4,000,000  District of Columbia Tobacco Settlement Financing Corp.,  4,021,200

           Florida - 4.2%
1,105,000 Highlands County Health Facilities Authority Revenue, 5. 1,038,125 5,000,000+ Highlands County Health Facilities Authority Revenue, 6. 5,534,350 2,000,000 Lee County Industrial Development Authority Revenue, 5.3 1,544,780
585,000    Madison County First Mortgage Revenue, 6.0%, 7/1/25         539,429
2,025,000 Miami Beach Health Facilities Authority Revenue, 5.375%, 1,697,780 500,000 Miami Beach Health Facilities Authority Revenue, 6.7%, 1 503,895 1,400,000 Orange County Health Facilities Authority Revenue, 5.5%, 1,141,532 3,970,000(a)Tampa-Hillsborough County Expressway Authority Revenue, 3,493,243
                                                                    15,493,134
           Georgia - 3.7%
9,580,000(a)Georgia Municipal Electric Authority Power Revenue,RIB, 11,111,171 2,500,000+ Milledgeville-Baldwin County Development Authority Reven 2,801,850
                                                                    13,913,021
           Illinois - 4.6%
3,000,000  Chicago Illinois General Obligation, 5.0%, 1/1/28         2,890,140
4,580,000  Illinois Development Finance Authority Revenue, 5.25%, 1  4,446,539
5,000,000  Illinois Educational Facilities Authority Revenue, 5.0%,  4,694,050
2,000,000+ Illinois Finance Authority Revenue, 5.5%, 8/15/43         2,210,380
2,055,000(a)Illinois Finance Authority Revenue, RIB, 11.196%,8/15/4  2,789,971
                                                                    17,031,080
           Indiana - 2.8%
5,000,000  Indiana Health & Educational Facilites Financing Authori  4,275,350
4,135,000  Indiana State Development Finance Authority Revenue, 5.7  4,079,591
2,570,000  Vigo County Hospital Authority Revenue, 5.8%, 9/1/47 (14  2,185,965
                                                                    10,540,906
           Iowa - 0.9%
4,000,000  Iowa Financing Authority Senior Housing Revenue, 5.625%,  3,213,840

           Kansas - 0.6%
750,000 Manhattan Health Care Facilities Revenue, 5.125%, 5/15/3 596,925 2,000,000 Manhattan Health Care Facilities Revenue, 5.125%, 5/15/4 1,568,000
                                                                     2,164,925
           Louisiana - 3.3%
5,000,000  Louisiana Public Facilities Authority Revenue, 5.5%, 5/1  4,515,450
8,335,000  Tobacco Settlement Financing Corp., 5.875%, 5/15/39       7,693,455
                                                                    12,208,905
           Maryland - 1.9%
3,000,000 Frederick County Educational Facilities Revenue, 5.625%, 2,688,030 1,000,000 Maryland State Economic Development Revenue, Series A, 5 950,200
660,000    Maryland State Economic Development Revenue, Series B, 5    627,132
1,000,000 Maryland State Economic Development Revenue, 5.0%, 12/1/ 805,750 2,000,000+ Maryland State Health & Higher Educational Facilities Au 2,163,140
                                                                     7,234,252
           Massachusetts - 4.5%
4,500,000  Massachusetts Health & Educational Facilities Authority   3,880,890
2,000,000  Massachusetts Health & Educational Facilities Authority   1,919,420
1,550,000  Massachusetts Health & Educational Facilities Authority   1,485,272
1,600,000  Massachusetts Health & Educational Facilities Authority   1,519,856
2,120,000  Massachusetts Health & Educational Facilities Authority   2,003,527
900,000    Massachusetts Health & Educational Facilities Authority     891,513
2,750,000  Massachusetts Health & Educational Facilities Authority   2,793,147
500,000    Massachusetts State Development Finance Agency, 5.5%, 1/    412,830
1,100,000  Massachusetts State Development Finance Agency, 5.625%,   1,071,609
1,000,000  Massachusetts State Development Finance Agency, 5.7%, 10    930,290
                                                                    16,908,354
           Michigan - 3.0%
5,000,000  Macomb County Hospital Finance Authority Revenue, 5.875%  4,514,200
1,595,000  Meridian Economic Development Corporate Ltd. Obligation   1,401,654
3,340,000  Michigan Public Educational Facilities Authority Revenue  2,799,688
2,000,000 Michigan State Hospital Finance Authority Revenue, 5.25% 1,678,860 1,000,000 Michigan State Hospital Finance Authority Revenue, 5.5%, 825,830
                                                                    11,220,232

           Minnesota - 1.4%
2,000,000  Duluth Economic Development Authority Health Care Facili  1,879,860
1,500,000  Duluth Economic Development Authority Health Care Facili  1,369,770
1,000,000  North Oaks Senior Housing Revenue, 6.0%, 10/1/33            923,960
1,000,000  North Oaks Senior Housing Revenue, 6.5%, 10/1/47            977,690
                                                                     5,151,280
           Missouri - 0.4%
1,720,000  Missouri State Health & Educational Authority Health Fac  1,607,478

           Montana - 0.3%
1,000,000  Montana Finance Authority Hospital Facilities Revenue, 5    941,520

           Nevada - 0.4%
1,500,000  Henderson Nevada Health Care Facilities Revenue, 5.625%,  1,504,230

           New Hampshire - 0.7%
1,700,000+ New Hampshire Business Finance Authority Revenue, 6.05%, 1,777,384 1,000,000 New Hampshire Health & Education Facilities Authority Re 985,970
                                                                     2,763,354
           New Jersey - 5.9%
1,250,000 Camden County Improvement Authority Revenue, 5.75%, 2/15 1,123,075 5,920,000(a)Garden State Preservation Trust, RIB, 12.487%, 11/1/22 7,194,221
710,000    New Jersey Economic Development Authority Revenue, 5.75%    642,443
1,000,000  New Jersey Economic Development Authority Revenue, 5.875    869,330
1,000,000 New Jersey Health Care Facilities Financing Authority Re 927,920 5,000,000 New Jersey Health Care Facilities Financing Authority Re 4,487,550
3,500,000  New Jersey Health Care Facilities Financing Authority Re  3,302,215
3,000,000+ Tobacco Settlement Financing Corp., 6.25%, 6/1/43         3,391,500
                                                                    21,938,254
           New Mexico - 0.6%
1,000,000  Dona Ana County PILT Revenue, 5.25%, 12/1/25                955,440
1,500,000  Farmington New Mexico Hospital Revenue, 5.0%, 6/1/23      1,349,925
                                                                     2,305,365
           New York - 6.4%
2,500,000  Albany Industrial Development Agency Civic Facilities Re  2,224,500
2,000,000 Dutchess County Industrial Development Agency Revenue, 7 2,090,800 3,255,000(a)Lehman Municipal Trust Receipts, RIB, 9.103%, 6/15/38 2,770,949
1,700,000 Nassau County Industrial Development Agency, 6.7%, 1/1/4 1,626,747 1,000,000 New York City Industrial Development Agency, 5.0%, 7/1/2 980,500 1,000,000 New York City Industrial Development Agency, 5.25%, 7/1/ 1,010,120
5,000,000  Port Authority of New York & New Jersey Revenue, 5.0%, 9  4,752,600
1,000,000  Suffolk County Industrial Development Agency Civic Facil    805,710
4,900,000  Triborough Bridge & Tunnel Authority, 5.25%, 11/15/30     4,899,608
3,000,000  Ulster County Industrial Development Agency Civic Facili  2,697,690
                                                                    23,859,224
           North Carolina - 0.7%
1,000,000  North Carolina Capital Facilities Finance Agency Student    919,810
1,000,000  North Carolina Capital Facilities Finance Agency Student    884,600
1,000,000  North Carolina Medical Care Commission Health Care Facil    914,440
                                                                     2,718,850
           Ohio - 1.0%
1,500,000  Cuyahoga County Health Care & Independent Living Facilit  1,312,575
1,500,000 Cuyahoga County Health Care & Independent Living Facilit 1,300,710 1,000,000 Hamilton County Hospital Facilities Revenue, 5.125%, 5/1 930,300
                                                                     3,543,585
           Oregon - 0.8%
2,935,000  Oregon State Housing & Community Services Department Mul  2,936,966

           Pennsylvania - 3.0%
5,000,000+ Pennsylvania State Turnpike Commission Oil Franchise Tax  5,390,900
1,315,000+ Sayre Health Care Facilities Authority Revenue, 5.875%,   1,442,792
685,000    Sayre Health Care Facilities Authority Revenue, 5.875%,     685,767
280,000    Scranton-Lackawanna Health and Welfare Authority Hospita    279,723
700,000    Scranton-Lackawanna Health and Welfare Authority Hospita    698,243
460,000 Scranton-Lackawanna Health and Welfare Authority Hospita 458,077 2,165,000 Swarthmore Borough Authority College Revenue, 5.0%, 9/15 2,078,162
                                                                    11,033,664
           Puerto Rico - 1.2%
75,000 + Puerto Rico Public Buildings Authority Revenue, 5.25%, 7 81,159 4,925,000 Puerto Rico Public Buildings Authority Revenue, 5.25%, 7 4,548,878
                                                                     4,630,037
           Rhode Island - 1.2%
1,640,000  Tobacco Settlement Financing Corp., 6.125%, 6/1/32        1,576,630
3,100,000  Tobacco Settlement Financing Corp., 6.25%, 6/1/42         2,932,972
                                                                     4,509,602
           South Carolina - 4.0%
4,000,000  Berkeley County School District Installment Lease, 5.0%,  3,629,760
5,000,000  Florence County Hospital Revenue, 5.25%, 11/1/34          4,812,250
3,500,000+ Lexington County Health Services District, Inc., Hospita 3,842,580 540,000 + South Carolina Jobs Economic Development Authority Reven 588,535 1,960,000 South Carolina Jobs Economic Development Authority Reven 1,947,613
                                                                    14,820,738
           Tennessee  - 0.7%
2,500,000  Knox County Health Educational & Housing Facilities Boar  2,512,700

           Texas  - 4.6%
1,552,000  Houston Housing Financing Corp., 6.25%, 9/20/31           1,558,037
2,750,000  Lower Colorado River Authority, 5.0%, 5/15/31             2,629,743
1,711,000  Panhandle Regional Housing Finance Corp., 6.6%, 7/20/31   1,744,878
3,000,000  Richardson Hospital Authority, 6.0%, 12/1/34              2,814,150
1,000,000  Seguin Higher Education Facilities Corp. Revenue, 5.0%,     919,860
1,500,000  Texas State Student Housing Revenue, 6.5%, 9/1/34         1,479,480
3,000,000  Willacy County Local Government Corp. Revenue, 6.0%, 9/1  2,972,820
3,000,000  Willacy County Local Government Corp. Revenue, 6.875%, 9  2,867,310
                                                                    16,986,278
           Vermont  - 1.1%
3,750,000(a)Lehman Municipal Trust Receipts, RIB, 10.718%, 10/31/46  2,706,150
1,295,000  Vermont Educational & Health Buildings Financing Agency   1,207,173
                                                                     3,913,323
           Virginia  - 1.3%
1,500,000  Prince William County Industrial Development Hospital Re  1,414,635
3,925,000  Prince William County Industrial Development Hospital Re  3,607,036
                                                                     5,021,671
           Washington - 2.6%
3,000,000  King County Washington Sewer Revenue, 5.0%, 1/1/35        2,794,590
7,000,000  Tobacco Settlement Authority Revenue, 6.625%, 6/1/32      7,006,720
                                                                     9,801,310

           Wisconsin  - 0.8%
3,500,000  Wisconsin State Health & Educational Facilities Authorit  3,149,440

           TOTAL TAX-EXEMPT OBLIGATIONS
           (Cost $311,894,811) (b)                                 293,649,541

Shares
           COMMON STOCKS  - 37.5%  of Net Assets
           Energy - 1.5%
           Oil & Gas Drilling - 0.6%
19,566     Diamond Offshore Drilling, Inc.                           2,364,160

           Oil & Gas Storage & Transportation - 0.9%
142,876    Spectra Energy Corp.                                      3,301,864
           Total Energy                                              5,666,024

           Materials - 0.5%
           Diversified Chemicals - 0.5%
94,000     Olin Corp.                                                1,806,680
           Total Materials                                           1,806,680

           Commercial Services & Supplies - 0.8%
           Commercial Printing - 0.7%
79,034     R.R. Donnelley & Sons Co.                                 2,515,652

           Office Services & Supplies - 0.1%
31,486     Kimball International, Inc.                                 329,029
           Total Commercial Services & Supplies                      2,844,681

           Consumer Durables & Apparel - 0.1%
           Home Furnishings - 0.1%
50,000     Bassett Furniture Industries, Inc.                          587,000
           Total Consumer Durables & Apparel                           587,000

           Media - 1.5%
           Movies & Entertainment - 1.1%
206,487    Regal Entertainment Group                                 4,073,988

           Publishing - 0.4%
295,935    Idearc, Inc.                                              1,426,407
           Total Media                                               5,500,395

           Food, Beverage & Tobacco - 8.8%
           Packaged Foods & Meats - 2.2%
532,758    B&G Foods, Inc.                                           5,295,614
92,828     Kraft Foods, Inc.                                         2,893,449
                                                                     8,189,063
           Tobacco - 6.6%
134,140    Altria Group, Inc.                                        9,811,000
172,872    Loews Corp. - Carolina Group                             13,015,533
29,704     Reynolds American, Inc.                                   1,892,739
                                                                    24,719,272
           Total Food, Beverage & Tobacco                           32,908,335

           Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
           Pharmaceuticals - 4.6%
329,758    Bristol-Myers Squibb Co.                                  7,455,828
216,536    Merck & Co., Inc.                                         9,592,545
           Total Pharmaceuticals, Biotechnology & Life Sciences     17,048,373

           Banks - 1.6%
           Diversified Banks - 0.2%
28,642     Wachovia Corp.                                              877,018

           Regional Banks - 0.9%
81,550     KeyCorp                                                   1,798,178
67,800     Regions Financial Corp.                                   1,437,360
                                                                     3,235,538
           Thrifts & Mortgage Finance - 0.5%
222,700    TrustCo Bank Corp., NY                                    1,926,355
           Total Banks                                               6,038,911

           Diversified Financials - 0.5%
           Other Diversified Financial Services - 0.5%
42,500     Bank of America Corp.                                     1,688,950
           Total Diversified Financials                              1,688,950

           Telecommunication Services - 9.8%
           Integrated Telecommunication Services - 9.8%
187,900    AT&T, Inc.                                                6,544,557
529,946    Citizens Communications Co.                               5,691,620
406,745    Verizon Communications, Inc.                             14,772,978
790,184    Windstream Corp.                                          9,292,564
           Total Telecommunication Services                         36,301,719

           Utilities - 7.8%
           Electric Utilities - 0.7%
138,400    Empire District Electric Co.                              2,838,584

           Gas Utilities - 3.5%
81,249     AGL Resources, Inc.                                       2,817,715
395,466    Atmos Energy Corp.                                       10,282,116
                                                                    13,099,831

           Multi-Utilities - 3.6%
100,000    Consolidated Edison, Inc.                                 4,089,000
285,753    Duke Energy Corp.                                         5,012,108
134,112    NSTAR                                                     4,144,061
                                                                    13,245,169
           Total Utilities                                          29,183,584
           TOTAL COMMON STOCKS
           (Cost $134,909,957)                                     139,574,652

           NON-CONVERTIBLE PREFERRED STOCKS - 26.7% of Net Assets
           Energy - 1.1%
           Oil & Gas Exploration & Production- 1.1%
49,300     Apache Corp., Series B, 5.68%                             4,242,881
           Total Energy                                              4,242,881

           Automobiles & Components - 1.2%
           Automobile Manufacturers - 1.2%
126,542    Ford Motor Co. Capital Trust II, 6.5%                     4,180,857
           Total Automobiles & Components                            4,180,857

           Banks - 6.9%
           Diversified Banks - 3.8%
105,000    Bank One Capital VI, 7.2%                                 2,593,766
120,000    Barclays Bank Plc, Series 2, 6.625%                       2,947,200
120,000    HSBC Holdings Plc, Series A, 6.2%,                        2,709,600
170,579    Royal Bank of Scotland Group Plc, Series Q, 6.75%         4,245,711
71,000     Wachovia Preferred Funding Corp., Series A, 7.25%         1,764,350
                                                                    14,260,627
           Thrifts & Mortgage Finance - 3.1%
56,980     Countrywide Capital V, 7.0%                                 973,163
171,677    Fannie Mae, Series N, 6.75%                               4,082,479
57,000     Freddie Mac, 5.81%                                        2,422,500
39,000     Freddie Mac, Series F, 5.0%                               1,472,250
58,000     Freddie Mac, Series K, 5.79%                              2,436,000
                                                                    11,386,392
           Total Banks                                              25,647,019

           Diversified Financials - 7.2%
           Other Diversified Financial Services - 2.8%
49,000     ABN Amro Capital Fund Trust VII, 6.08%                    1,095,150
120,000    Bank of America Corp., Series D, 6.204%                   2,719,200
120,000    Deustche Bank Capital Funding Trust VIII, 6.375%          2,932,500
150,000    JPMorgan Chase Capital Trust XVI, 6.35%                   3,556,500
                                                                    10,303,350
           Consumer Finance - 1.0%
18,000     MBNA Capital, Series D, 8.125%                              449,373
71,300     SLM Holdings Corp., Series A, 6.97%                       3,362,508
                                                                     3,811,881
           Investment Banking & Brokerage - 3.4%
57,000     Bear Stearns Companies, Inc., Series F, 5.72%             2,309,070
40,000     Bear Stearns Companies, Inc., Series G, 5.49%             1,560,000
100,000    Lehman Brothers Holdings, Inc., 6.5%                      2,270,000
19,000     Lehman Brothers Holdings, Inc., Series C, 5.94%             804,650
50,800     Lehman Brothers Holdings, Inc., Series D, 5.67%           2,131,060
65,000     Merrill Lynch Preferred Capital Trust IV, 7.12%           1,579,293
87,000     Merrill Lynch Preferred Capital Trust V, 7.28%            2,113,230
                                                                    12,767,303
           Total Diversified Financials                             26,882,534

           Insurance - 3.4%
           Life & Health Insurance - 0.4%
159,000    Scottish Re Group, Ltd., 7.25%                            1,590,000

           Property & Casualty Insurance 2.1%
160,000    ACE, Ltd., Series C, 7.8%                                 3,996,800
161,000    Berkley W.R. Capital Trust II, 6.75%                      3,706,119
                                                                     7,702,919
           Reinsurance - 0.9%
158,000    RenaissanceRE Holdings, Ltd., Series D, 6.6%              3,476,000
           Total Insurance                                          12,768,919

           Real Estate - 3.1%
           Diversification Real Estate Investment Trust - 0.9%
32,440     PS Business Parks, Inc., Series I, 6.875%                   697,785
13,000     PS Business Parks, Inc., Series L, 7.6%                     300,040
119,200    PS Business Parks, Inc., Series P, 6.7%                   2,491,280
                                                                     3,489,105
           Industrial Real Estate Investment Trust - 0.3%
40,000     Prologis Trust, Series G, 6.75%                             940,400

           Office Real Estate Investment Trust - 0.3%
15,000     Brandywine Realty Trust, Series C, 7.5%                     323,550
34,500     Brandywine Realty Trust, Series D, 7.375%                   730,020
                                                                     1,053,570

           Retail Real Estate Investment Trust - 0.9%
94,000     Regency Centers Corp., Series C , 7.45%                   2,232,500
53,500     Regency Centers Corp., Series E, 6.7%                     1,145,970
                                                                     3,378,470
           Specialized Real Estate Investment Trust - 0.7%
118,000    Public Storage, Inc., Series L, 6.75%                     2,677,420
           Total Real Estate                                        11,538,965

           Utilities - 3.8%
           Electric Utilities - 3.4%
98,000     Alabama Power Co., 5.3%                                   2,198,140
113,000    Alabama Power Co., 5.83%                                  2,719,910
78,000     Interstate Power and Light Co., Series B, 8.375%          2,303,340
40,000     Mississippi Power Co., 5.25%                                986,000
7,700      PPL Electric Utilities Corp., 4.5%                          619,850
73,000     Southern California Edison Co., 4.32%                     1,441,750
94,000     Virginia Power Capital Trust II, 7.375%                   2,357,800
                                                                    12,626,790
           Gas Utilities - 0.4%
62,000     Southern Union Co., Series C, 7.55%                       1,562,400
           Total Utilities                                          14,189,190
           TOTAL NON-CONVERTIBLE PREFERRED STOCKS
           (Cost $111,664,059)                                      99,450,365

           CONVERTIBLE PREFERRED STOCKS - 3.0% of Net Assets
           Capital Goods - 0.6%
           Aerospace & Defense - 0.6%
15,000     Northrop Grumman Corp., 7.0%                              2,147,700
           Total Capital Goods                                       2,147,700

           Commercial Services & Supplies - 0.8%
           Office Services & Supplies - 0.8%
60,000     Avery Dennison Corp., 7.875%                              3,066,000
           Total Commercial Services & Supplies                      3,066,000

           Diversified Financials - 1.4%
           Other Diversified Financial Services - 1.4%
161,000    Lazard, Ltd., 6.625%                                      5,172,930
           Total Diversified Financials                              5,172,930

           Insurance - 0.2%
           Property & Casualty Insurance - 0.2%
47,919     XL Capital, Ltd., Class A, 7.0%                             682,846
           Total Insurance                                             682,846

           TOTAL CONVERTIBLE PREFERRED STOCKS
           (Cost $10,175,221)                                       11,069,476

           TAX-EXEMPT MONEY MARKET MUTUAL FUND - 0.1% of Net Assets
405,000    BlackRock Liquidity Funds MuniFund Portfolio                405,000
           TOTAL TAX-EXEMPT MONEY MARKET MUTUAL FUND
           (Cost $405,000)                                             405,000

           TOTAL INVESTMENTS IN SECURITIES - 146.2%
           (Cost $569,049,048) (c)                                 $544,149,034
           OTHER ASSETS AND LIABILITIES 1.2%                         4,497,171
           PREFERRED SHARES AT REDEMPTION VALUE,
              INCLUDING DIVIDENDS PAYABLE  - (47.4%)               (176,414,160)
           NET ASSETS APPLICABLE TO COMMON SHAREOWNERS - 100.0%     $372,232,045

            Portfolio Abbreviations
            RIB  Residual Interest Bonds

 (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 29, 2008, the value of these securities amounted $44,979,751, or 12.1% of total net assets.

 + Prerefunded bonds have been collateralized by U.S. Treasury securities or U.S. Government Agencies, which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.

 (a) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at February 29, 2008.

 (b)       The concentration of tax-exempt investments by type
           of obligation/market sector is as follows:
                Insured                                            20.0%
                General Obligation                                 3.5
                Revenue Bonds:
                   Health Revenue                                  31.9
                   Tobacco Revenue                                 17.0
                   Development Revenue                             10.1
                   Education Revenue                               6.6
                   Housing Revenue                                 3.7
                   Facilities Revenue                              3.1
                   Transportation Revenue                          1.6
                   Gaming Revenue                                  1.2
                   School District Revenue                         1.2
                   Other Revenue                                   0.1
                                                                   100.0%


 (c) At February 29, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $568,812,984 was as follows:

           Aggregate gross unrealized gain for all investments in $25,325,590 which there is an excess of value over tax cost
           Aggregate gross unrealized loss for all investments in
           which there is an excess of tax cost over value       (49,989,540)
           Net unrealized loss                                   ($24,663,950)

           For financial reporting purposes net unrealized loss on investments was $24,900,014 and cost of investments aggregated $569,049,048.

           FAS 157 Footnote Disclosures

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)


           The following is a summary of the inputs used as of February 29, 2008, in valuing the Fund's assets:

                                                                    Other
                                                   Investments     Financial
Valuation Inputs                                in Securities    Instruments
Level 1 - Quoted Prices                           $242,919,111
Level 2 - Other Significant Observable Inputs $301,229,923 ($1,240,178) Level 3 - Significant Unobservable Inputs
Total                                           $544,149,034  ($1,240,178)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Municipal and Equity Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2008



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date April 29, 2008

* Print the name and title of each signing officer under his or her signature.